Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Disclosure of detailed information about maturity analysis of operating lease payments [Table Text Block]

	Finance Leases	Operating Leases(a)	Equipment Financing(b)	Total
Balance at December 31, 2019	$50	$18,951	$2,935	$21,936
Additions	—	2,494	—	2,494
Remeasurements	—	2,779	—	2,779
Finance costs	—	1,396	83	1,479
Repayments of principal	(50)	(5,353)	(2,303)	(7,706)
Payments of finance costs	—	—	(126)	(126)
Foreign exchange gain	—	(281)	—	(281)
Balance at December 31, 2020	$—	$19,986	$589	$20,575
Acquisition of Jerritt Canyon (Note 4)	2,194	—	—	2,194
Additions	4,001	18,854	—	22,855
Remeasurements	—	2,031	—	2,031
Disposals	—	(150)	—	(150)
Finance costs	89	1,915	9	2,013
Repayments of principal	(942)	(7,824)	(521)	(9,287)
Payments of finance costs	(89)	—	(13)	(102)
Foreign exchange gain	—	(268)	—	(268)
Balance at December 31, 2021	$5,253	$34,544	$64	$39,861
Statements of Financial Position Presentation
Current portion of lease liabilities	$—	$4,820	$538	$5,358
Non-current portion of lease liabilities	—	15,166	51	15,217
Balance at December 31, 2020	$—	$19,986	$589	$20,575
Current portion of lease liabilities	$2,165	$9,596	$64	$11,825
Non-current portion of lease liabilities	3,088	24,948	—	28,036
Balance at December 31, 2021	$5,253	$34,544	$64	$39,861

Disclosure of detailed information about lease payments recognized in the profit and loss [Table Text Block]

	Year Ended December 31, 2021	Year Ended December 31, 2020
Expenses relating to variable lease payments not included in the measurement of lease liability	$109,565	$25,560
Expenses relating to short-term leases	41,283	19,607
Expenses relating to low value leases	5	81
	$150,853	$45,248